Segmental analysis - Geographical (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographical segments
Total revenue	£ 9,436	£ 7,495	£ 7,352
Net interest income	5,481	4,772	4,539
Net fees and commissions	1,555	1,446	1,427
Income from trading activities	25	(425)	(73)
Other operating income	1,086	246	(267)
Total income	8,147	6,039	5,626
Operating profit/(loss) before tax from continuing operations	3,516	1,499	711
Total assets	340,843	316,476	302,430
Of which total assets held for sale	24,526	24,976
Total liabilities	324,476	300,476	287,263
Of which total liabilities held for sale	23,849	19,313
Net assets attributable to equity owners and non-controlling interests	16,367	16,000	15,167
Contingent liabilities and commitments	54,961	57,454	51,888
Cost to acquire property, plant and equipment and intangible assets	300	94	272
UK
Geographical segments
Total revenue	9,320	7,357	7,678
Net interest income	5,502	4,759	4,484
Net fees and commissions	1,554	1,445	1,343
Income from trading activities	24	(437)	(57)
Other operating income	977	160	219
Total income	8,057	5,927	5,989
Operating profit/(loss) before tax from continuing operations	3,564	1,385	1,047
Total assets	312,818	262,767	252,036
Total liabilities	299,486	251,583	243,638
Net assets attributable to equity owners and non-controlling interests	13,332	11,184	8,398
Contingent liabilities and commitments	54,958	54,095	49,258
Cost to acquire property, plant and equipment and intangible assets	290	85	173
USA
Geographical segments
Total revenue		(1)	(208)
Net interest income			(1)
Other operating income		(1)	(208)
Total income		(1)	(209)
Operating profit/(loss) before tax from continuing operations		113	42
Total assets	25,696	27,702	25,319
Of which total assets held for sale	24,526
Total liabilities	23,850	27,815	23,922
Of which total liabilities held for sale	23,849
Net assets attributable to equity owners and non-controlling interests	1,846	(113)	1,397
Contingent liabilities and commitments			1
Cost to acquire property, plant and equipment and intangible assets		3	69
Europe
Geographical segments
Total revenue	116	45	(187)
Net interest income	(21)	6	34
Net fees and commissions	1	(4)	56
Income from trading activities	1	11	(20)
Other operating income	109	10	(276)
Total income	90	23	(206)
Operating profit/(loss) before tax from continuing operations	(36)	(64)	(360)
Total assets	2,308	25,848	22,702
Of which total assets held for sale		24,976
Total liabilities	1,132	21,005	17,359
Of which total liabilities held for sale		19,313
Net assets attributable to equity owners and non-controlling interests	1,176	4,843	5,343
Contingent liabilities and commitments	3	3,359	2,610
Cost to acquire property, plant and equipment and intangible assets	10	5	7
RoW
Geographical segments
Total revenue		94	69
Net interest income		7	22
Net fees and commissions		5	28
Income from trading activities		1	4
Other operating income		77	(2)
Total income		90	52
Operating profit/(loss) before tax from continuing operations	(12)	65	(18)
Total assets	21	159	2,373
Total liabilities	8	73	2,344
Net assets attributable to equity owners and non-controlling interests	£ 13	86	29
Contingent liabilities and commitments			19
Cost to acquire property, plant and equipment and intangible assets		£ 1	£ 23